Financial and capital risk management - Maturity Analysis Of Financial Liabilities And Gross Settled Derivative Financial Instruments (Details) - Liquidity risk - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables	R$ 2,767,901	R$ 2,377,256
Lease liabilities	202,723	165,715
Borrowings	1,030,700	741,017
Obligations to FIAGRO quota holders	159,722
Payables for the acquisition of subsidiaries	279,931	169,984
Commodity forward contracts	210,040	27,729
Derivative financial instruments	44,639	7,303
Salaries and social charges	226,583	188,083
Dividends payable	1,642	422
Warrant liabilities	36,446
Liability for FPA Shares	139,133
Financial liabilities	5,099,460	3,677,509
Up to 1 year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables	2,765,354	2,377,256
Lease liabilities	91,419	72,228
Borrowings	982,318	709,266
Obligations to FIAGRO quota holders	159,722
Payables for the acquisition of subsidiaries	224,689	114,540
Commodity forward contracts	210,040	27,729
Derivative financial instruments	44,639	7,303
Salaries and social charges	226,583	188,083
Dividends payable	1,642	422
Warrant liabilities	36,446
Liability for FPA Shares	0
Financial liabilities	4,742,852	3,496,827
From 1 to 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables	2,547	0
Lease liabilities	111,304	93,487
Borrowings	48,382	31,751
Obligations to FIAGRO quota holders	0
Payables for the acquisition of subsidiaries	55,242	55,444
Commodity forward contracts	0	0
Derivative financial instruments	0	0
Salaries and social charges	0	0
Dividends payable	0	0
Warrant liabilities	0
Liability for FPA Shares	139,133
Financial liabilities	R$ 356,608	R$ 180,682